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             STEINROE VARIABLE INVESTMENT TRUST

               SUPPLEMENT DATED APRIL 23, 1999

                             TO

               PROSPECTUS DATED MAY 1, 1998

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     Keyport Financial Services Corp. serves as the principal
underwriter of SteinRoe Variable Investment Trust with respect to sales of Fund shares to separate accounts sold by Keyport Life Insurance Company and any other affiliated insurance companies. Effective April 23, 1999, Liberty Funds Distributor, Inc., One Financial Center, Boston, MA 02111, distributes Fund shares to certain unaffiliated Participating Insurance Companies. Keyport Financial Services Corp. and Liberty Funds Distributor, Inc., are subsidiaries of Liberty Financial Companies, Inc.

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                    800-367-3653 (press 2)

                        Distributed by:
                 Keyport Financial Services Corp.
                         125 High Street
                        Boston, MA  02110